                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

            Report of the Calendar Quarter Ending December 31, 2011

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.  S.E.C. File Number 28-6694
-----------------------  --------------------------

Business Address:

45 Milk Street  Boston MA    02109
--------------  ------ ----- -----
Street          City   State Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President  (617) 338-0700
---------------------------------  --------------

ATTENTION -  Intentional misstatements of omissions of facts constitute Federal Criminal Violations. Sec 18
             U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15/th/ day of February 2012.

                                        Appleton Partners, Inc.
                                        --------------------------------------
                                        (Name of Institutional Investment Mgr.)

                                        s/ Douglas C. Chamberlain
                                        --------------------------------------
                                        By:Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  123
Form 13F Information Table Value Total:  241,508,617.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.  Form 13F file number  Name
---- --------------------- -----

Appleton Partners, Inc.
13F SEC APPRAISAL
31-Dec-11

                                                                             Investment  Discretion    Voting  Authority
                                   Security                Market            Sole        Shared  Other Sole    Shared     None
Security                           Type          Cusip     Value    Quantity (A)         (B)     (C)   (A)     (B)        (C)
---------------------------------  ------------- --------- -------- -------- ----------  ------  ----- ------  ---------  ----
Master Group
3M CO COM                          COMMON STOCK  88579Y101   570966   6986       X                       X
ABBOTT LABS COM                    COMMON STOCK  002824100   330239   5873       X                       X
AEGION CORP COM                    COMMON STOCK  00770F104   295525  19265       X                       X
AFLAC INC COM                      COMMON STOCK  001055102   342619   7920       X                       X
AGRIUM INC COM                     COMMON STOCK  008916108  2298987  34257       X                       X
AKAMAI TECHNOLOGIES COM            COMMON STOCK  00971T101  1890640  58570       X                       X
AMAZON COM INC COM                 COMMON STOCK  023135106  4612423  26646       X                       X
AMERICAN TOWER CORPORATION NEW     COMMON STOCK  03027X100  4758493  79295       X                       X
AMPHENOL CORP NEW CL A             COMMON STOCK  032095101   748254  16485       X                       X
ANSYS INC COM                      COMMON STOCK  03662Q105  3326822  58080       X                       X
APACHE CORP COM                    COMMON STOCK  037411105   555708   6135       X                       X
APPLE, INC.                        COMMON STOCK  037833100 12508020  30884       X                       X
APPLETON EQUITY GROWTH FUND        MUTUAL FUNDS  038042107  3732243 477880       X                       X
AT&T INC COM                       COMMON STOCK  00206R102   964414  31892       X                       X
BABCOCK & WILCOX CO COM            COMMON STOCK  05615F102  1446010  59901       X                       X
BAKER HUGHES INC COM               COMMON STOCK  057224107   690104  14188       X                       X
BANK N S HALIFAX COM               COMMON STOCK  064149107  4155549  83428       X                       X
BANK OF AMERICA CORP COM           COMMON STOCK  060505104   283226  50940       X                       X
BBH FD INC BROAD MKT CL N          MUTUAL FUNDS  05528X802   196932  19175       X                       X
BBH FD INC CORE SELE CL N          MUTUAL FUNDS  05528X604   988570  66392       X                       X
BERKSHIRE HATHAWAY INC CL A        COMMON STOCK  084670108   344265      3       X                       X
BERKSHIRE HATHAWAY INC CL B NEW    COMMON STOCK  084670702   452840   5935       X                       X
BHP BILLITON LTD SPONSORED ADR     COMMON STOCK  088606108  3365025  47643       X                       X
BOEING CO COM                      COMMON STOCK  097023105   234720   3200       X                       X
BRISTOL MYERS SQUIBB COM           COMMON STOCK  110122108   556757  15799       X                       X
CARLISLE COS INC COM               COMMON STOCK  142339100   217070   4900       X                       X
CATERPILLAR INC DEL COM            COMMON STOCK  149123101  6888046  76027       X                       X
CELGENE CORP COM                   COMMON STOCK  151020104   260598   3855       X                       X
CERNER CORP COM                    COMMON STOCK  156782104  6599994 107755       X                       X
CHEVRONTEXACO CORP COM             COMMON STOCK  166764100  1185828  11145       X                       X
CHURCH & DWIGHT INC COM            COMMON STOCK  171340102  1260917  27555       X                       X
CISCO SYS INC COM                  COMMON STOCK  17275R102  1536619  84990       X                       X
COCA COLA CO COM                   COMMON STOCK  191216100  1485113  21225       X                       X
COGNIZANT TECH SOLUTNS CL A        COMMON STOCK  192446102  3178200  49420       X                       X
COLGATE PALMOLIVE CO COM           COMMON STOCK  194162103  1937695  20973       X                       X
CONOCOPHILLIPS COM                 COMMON STOCK  20825C104   803756  11030       X                       X

CONSOLIDATED EDISON COM               COMMON STOCK  209115104   708383  11420   X              X
CONTINENTAL RES INC COM               COMMON STOCK  212015101   536015   8035   X              X
CORE LABORATORIES N V COM             COMMON STOCK  N22717107   311653   2735   X              X
COSTCO WHSL CORP NEW COM              COMMON STOCK  22160K105  3879046  46556   X              X
CSX CORP COM                          COMMON STOCK  126408103   963179  45735   X              X
DEERE & CO COM                        COMMON STOCK  244199105   858972  11105   X              X
DELAWARE GR DELCAP FD SMID CAP GROWTH MUTUAL FUNDS  245906201   553997  21949   X              X
DIRECTV COM CL A                      COMMON STOCK  25490A101   259938   6079   X              X
DISNEY WALT CO COM DISNEY             COMMON STOCK  254687106   455250  12140   X              X
DU PONT E I DE NEMOURS COM            COMMON STOCK  263534109  5732160 125211   X              X
E M C CORP MASS COM                   COMMON STOCK  268648102  2746264 127496   X              X
ECOLAB INC COM                        COMMON STOCK  278865100   300612   5200   X              X
EDWARDS LIFESCIENCES COM              COMMON STOCK  28176E108  3073329  43470   X              X
ENERGAS RES INC COM                   COMMON STOCK  29265E108      100  20000   X              X
EXPRESS SCRIPTS INC COM               COMMON STOCK  302182100  3423477  76605   X              X
EXXON MOBIL CORP COM                  COMMON STOCK  30231G102 10138801 119618   X              X
FASTENAL CO COM                       COMMON STOCK  311900104   423671   9715   X              X
FEDERATED EQUITY FDS CLOVR VAL INST   MUTUAL FUNDS  314172214   627972  43160   X              X
FEDERATED WORLD INVT FED INTLD INST   MUTUAL FUNDS  31428U623   271304  13056   X              X
FORD MTR CO DEL COM PAR $0.01         COMMON STOCK  345370860   110118  10234   X              X
FORUM FDS INC JORDAN OPPTY            MUTUAL FUNDS  742935182   551021  47915   X              X
FREEPORT- MCMORAN COP&G CL B          COMMON STOCK  35671D857  1003227  27269   X              X
GENERAL ELEC CO COM                   COMMON STOCK  369604103  3369874 188156   X              X
GENERAL MOLY INC COM                  COMMON STOCK  370373102    30900  10000   X              X
GOLDMAN SACHS GROUP COM               COMMON STOCK  38141G104  2479862  27423   X              X
GOOGLE INC CL A                       COMMON STOCK  38259P508  2425354   3755   X              X
GRAINGER W W INC COM                  COMMON STOCK  384802104   853586   4560   X              X
HEARTLAND GROUP INC VAL PLUS INSTL    MUTUAL FUNDS  422352849  1089435  39344   X              X
HEINZ H J CO COM                      COMMON STOCK  423074103   778338  14403   X              X
HOME DEPOT INC COM                    COMMON STOCK  437076102   238157   5665   X              X
ILLINOIS TOOL WKS INC COM             COMMON STOCK  452308109   207859   4450   X              X
INTEL CORP COM                        COMMON STOCK  458140100  1993568  82209   X              X
INTERNATIONAL BUS MACH COM            COMMON STOCK  459200101  8217046  44687   X              X
ISHARES TR NASDQ BIO INDX             COMMON STOCK  464287556   452879   4340   X              X
ISHARES TR S&P NA NAT RES             COMMON STOCK  464287374   217170   5715   X              X
J P MORGAN CHASE & CO COM             COMMON STOCK  46625H100  4336066 130408   X              X
JOHNSON & JOHNSON COM                 COMMON STOCK  478160104  5203117  79340   X              X
KRAFT FOODS INC CL A                  COMMON STOCK  50075N104  3322163  88923   X              X
LOWES COS INC COM                     COMMON STOCK  548661107   335524  13220   X              X
MCDERMOTT INTL INC COM                COMMON STOCK  580037109   313705  27255   X              X
MCDONALDS CORP COM                    COMMON STOCK  580135101  9596765  95652   X              X
MEDTRONIC INC COM                     COMMON STOCK  585055106   298924   7815   X              X
MERCK & CO, INC NEW COM               COMMON STOCK  58933Y105   690815  18324   X              X
MFS SER TR X INTL DIVERS I            MUTUAL FUNDS  55273G298   661351  54120   X              X
MICROSOFT CORP COM                    COMMON STOCK  594918104  2038717  78533   X              X
NATIONAL OILWELL VARCO COM            COMMON STOCK  637071101  1008292  14830   X              X
NORFOLK SOUTHERN CORP COM             COMMON STOCK  655844108   269946   3705   X              X

NOVARTIS A G SPONSORED ADR            COMMON STOCK  66987V109    280133   4900 X              X
OCCIDENTAL PETE CP DEL COM            COMMON STOCK  674599105    305462   3260 X              X
ORACLE CORP COM                       COMMON STOCK  68389X105   2894397 112842 X              X
PEABODY ENERGY CORP COM               COMMON STOCK  704549104   1468428  44350 X              X
PEOPLES S&P MIDCAP INDEX FD DREYFS
  MCP IDX                             MUTUAL FUNDS  712223106    891235  34384 X              X
PEPSICO INC COM                       COMMON STOCK  713448108   5688716  85738 X              X
PERRIGO CO COM                        COMMON STOCK  714290103   4120655  42350 X              X
PFIZER INC COM                        COMMON STOCK  717081103    670039  30963 X              X
PRAXAIR INC COM                       COMMON STOCK  74005P104   4522939  42310 X              X
PRECISION CASTPARTS CP COM            COMMON STOCK  740189105    449053   2725 X              X
PRICE T ROWE GROUP INC COM            COMMON STOCK  74144T108    638011  11203 X              X
PRICELINE COM INC COM NEW             COMMON STOCK  741503403   1882533   4025 X              X
PROCTER & GAMBLE CO COM               COMMON STOCK  742718109   5042009  75581 X              X
PUTNAM CONV INCM GRWTH CL Y           MUTUAL FUNDS  746476407    719670  39262 X              X
QUALCOMM INC COM                      COMMON STOCK  747525103    448431   8198 X              X
ROPER INDS INC NEW COM                COMMON STOCK  776696106   3888909  44767 X              X
ROYAL DUTCH SHELL PLC SPONS ADR A     COMMON STOCK  780259206    303981   4159 X              X
SCHLUMBERGER LTD COM                  COMMON STOCK  806857108   5952055  87133 X              X
SCHRODER SER TR EMRGMKT EQ ADV        MUTUAL FUNDS  808090740    396300  34824 X              X
SCOTTS MIRACLE GRO CO                 COMMON STOCK  810186106   1418489  30381 X              X
SOCIEDAD QUIMICA MINER SPON ADR SER B COMMON STOCK  833635105   2620072  48655 X              X
SOUTHWESTERN ENERGY CO COM            COMMON STOCK  845467109   1057533  33110 X              X
STANLEY BLACK & DECKER, INC.          COMMON STOCK  854502101    460694   6815 X              X
STERICYCLE INC COM                    COMMON STOCK  858912108    449988   5775 X              X
STRYKER CORP COM                      COMMON STOCK  863667101    291052   5855 X              X
SUCCESSFACTORS INC COM                COMMON STOCK  864596101    248071   6222 X              X
TARGET CORP COM                       COMMON STOCK  87612E106    376467   7350 X              X
TEVA PHARMACEUTCL INDS ADR            COMMON STOCK  881624209    684304  16955 X              X
TJX COS INC NEW COM                   COMMON STOCK  872540109   6170012  95585 X              X
TUPPERWARE BRANDS CORP COM            COMMON STOCK  899896104   1060352  18945 X              X
UNDER ARMOUR INC CL A                 COMMON STOCK  904311107   2405683  33510 X              X
UNILEVER N V N Y SHS NEW              COMMON STOCK  904784709    273448   7956 X              X
UNITED TECHNOLOGIES CP COM            COMMON STOCK  913017109    781771  10696 X              X
VARIAN MED SYS INC COM                COMMON STOCK  92220P105   1081464  16110 X              X
VERIZON COMMUNICATIONS COM            COMMON STOCK  92343V104   6196614 154452 X              X
VISA, INC.                            COMMON STOCK  92826C839   6218916  61252 X              X
WABTEC CORP COM                       COMMON STOCK  929740108   3021140  43190 X              X
WAL MART STORES INC COM               COMMON STOCK  931142103    350313   5862 X              X
WELLS FARGO & CO NEW COM              COMMON STOCK  949746101   2650363  96167 X              X
YACKTMAN FD INC FOCUSED FD            MUTUAL FUNDS  984281204    767825  40885 X              X
                                                              ---------
                                                              241508617
                                                              ---------
TOTAL PORTFOLIO                                               241508617
                                                              =========